5 Business combinations	12 Months Ended
Dec. 31, 2019
Business Combinations
Business combinations

5       Business combinations

5.1 Acquisitions in 2019

The preliminary fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

	Guardaya	FASA*	IPEMED**
Assets
Cash and cash and equivalents	1,548	3,834	307
Restrict cash	-	5,561	-
Trade receivables	44,277	1,832	8,965
Inventories	2,581	-	-
Recoverable taxes	280	-	-
Other assets	489	458	3,266
Right-of-use assets	4,556	47,789	8,800
Property and equipment	1,594	22,946	3,676
Investment in associate	24,458	-	-
Intangible assets	59,977	171,511	33,039
	139,760	253,931	58,053

Liabilities
Trade payables	(454)	(1,133)	(4,908)
Loans and financing	(4,076)	(35,419)	(3,592)
Lease liabilities	(4,607)	(47,793)	(8,965)
Labor and social obligations	(1,844)	(5,254)	(1,575)
Taxes payable	(3,571)	(483)	(26,503)
Provision for legal proceedings	(680)	(1,684)	(2,008)
Advances from customers	-	(3,192)	(607)
Other liabilities	(4,709)	(460)	-
	(19,941)	(95,418)	(48,158)
Total identifiable net assets at fair value	119,819	158,513	9,895
Non-controlling interest	-	(15,851)	-
Preliminary goodwill arising on acquisition	139,294	58,903	87,647
Purchase consideration transferred	259,113	201,565	97,542
Cash paid	-	102,330	52,239
Capital contribution	259,113	-	-
Payable in installments	-	99,235	45,303
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	(482)	(1,887)	(180)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	1,548	(98,496)	(51,932)
Net of cash flow on acquisition	1,066	(100,383)	(52,112)

*During the measurement period, the purchase consideration for the acquisition of FASA was adjusted by R$3,022 as a result of purchase price adjustments. Accordingly, goodwill was updated to R$58,903.

** The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of IPEMED and therefore some of these amounts are preliminary. During the measurement period of the assets acquired and liabilities assumed at the fair value, the Company has identified R$1,320 of indemnification assets, related to the acquisition of IPEMED.

(a) Acquisition of Guardaya

In connection with the corporate reorganization, on March 29, 2019, Afya Brazil merged (i) BR Health, a wholly-owned subsidiary of Crescera that controls Guardaya and is one of Afya Brazil's shareholders; and (ii) Guardaya which owns 100% of Medcel Editora and CBB Web, resulting in the transfer to Afya Brazil of 100% of Medcel Editora and CBB Web shares. In connection with the transaction 15% of UEPC's shares were acquired. Afya Brazil issued 378,696 common shares as a consideration for the interest in BR Health and Guardaya. The fair value of the consideration given was R$ 259,113. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$ 482 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

The goodwill recognized is primarily attributed to the expected synergies and other benefits arising from the transaction. The goodwill is not expected to be deductible for income tax purposes.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief-from-royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimate of the cost of replacing the asset with a new one (acquisition or reconstruction), adjusted to reflect the losses of value resulting from the physical deterioration and the economic functional obsolescence of the asset.

From the date of acquisition, this business combination has contributed R$ 40,554 of net revenue and R$ 5,786 as income before income taxes to the Company. If the acquisition had taken place at the beginning of the period, net revenue for 2019 would have been R$ 75,238 and income before income taxes for 2019 would have been R$ 21,924.

(b) Acquisition of FASA

On April 3, 2019, Afya Brazil acquired control of FASA, through the acquisition of 90% of its shares. The purchase price of R$ 201,565 is comprised by: i) R$ 102,330 paid in cash on the acquisition date; ii) R$ 39,695 payable in April 2020; iii) R$ 29,770 payable in April 2021; and iv) R$ 29,770 payable in April 2022, adjusted by the IPCA rate + 4.1% per year. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations. There is no contingent consideration associated with the acquisition of FASA.

Transaction costs to date amount to R$ 1,887 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. None of the goodwill recognized is expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

From the date of acquisition, FASA has contributed R$ 69,996 of net revenue and R$ 16,501 of income before income taxes to the Company. If the acquisition had taken place at the beginning of the period, net revenue for 2019 would have been R$ 90,063 and income before income taxes for 2019 would have been R$ 16,872.

(c) Acquisition of IPEMED

On May 9, 2019, Afya Brazil acquired control of IPEMED, through the acquisition of 100% of its shares. IPEMED is a post-secondary education institution with campuses located in the states of Bahia, Minas Gerais, Rio de Janeiro, São Paulo and in the Distrito Federal. It focuses on medical graduate programs. The purchase price was R$ 97,542, being: i) R$ 25,000 paid in cash as advance through April 2019; ii) R$ 27,239 paid in cash on the acquisition date; iii) R$45,303 payable in five annual installments due from February 2020 to February 2024 adjusted by the Interbank Certificates of Deposit ("CDI") rate. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations.  There is no contingent consideration associated with the acquisition of IPEMED.

Transaction costs to date amount to R$ 180 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

The acquisition was completed recently and the valuation of property and equipment will be finalized at a later date, and the final allocation of the purchase price is dependent on a number of factors, including the final evaluation of the fair values of tangible and intangible assets acquired and liabilities assumed as of the closing date of the transaction.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of- use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The preliminary goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. None of the preliminary goodwill recognized is expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination with IPEMED and therefore some of these amounts are preliminary. These amounts may be adjusted as valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief-from-royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. And it is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

From the date of acquisition, IPEMED has contributed R$ 43,244 of net revenue and R$ 10,735 of income before income taxes to the Company. If the acquisition had taken place at the beginning of the period, net revenue for 2019 would have been R$ 67,594 and income before income taxes for 2019 would have been R$ 6,808.

5.2 Acquisitions in 2018

The fair value of the identifiable assets and liabilities as of the date of each acquisition were:

	Fair value as of the acquisition date in 2018
	IPTAN	IESVAP	CCSI	IESP	FADEP
Assets
Cash and cash and equivalents	5,414	5,075	-	12,394	653
Trade receivables	3,507	1,197	-	4,189	3,554
Inventories	42	-	-	-	32
Recoverable taxes	96	112	-	385	-
Other assets	3,026	514	-	3,205	4,708
Property and equipment	5,621	1,868	490	6,784	3,928
Intangible assets	75,172	82,071	56,737	216,007	79,286
	92,878	90,837	57,227	242,964	92,161
Liabilities
Trade payables	(77)	(126)	-	(747)	(227)
Loans and financing	-	-	-	-	(2,669)
Labor and social obligations	(2,130)	(917)	-	(10,854)	(2,791)
Taxes payable	(901)	(172)	-	(4,192)	(2,703)
Provision for legal proceedings	(278)	-	-	(1,811)	-
Advances from customers	(379)	(1,225)	-	(1,489)	(321)
Other	(4,324)	(796)	-	-	(139)
	(8,089)	(3,236)	-	(19,093)	(8,850)
Total identifiable net assets at fair value	84,789	87,601	57,227	223,871	83,311
Non-controlling interest	-	(17,520)	(22,891)	(44,774)	-
Goodwill arising on acquisition	17,446	27,956	4,664	69,808	49,661
Purchase consideration transferred	102,235	98,037	39,000	248,905	132,972
Cash paid	-	-	9,200	133,800	80,126
Capital contribution	102,235	98,037	-		-
Payable in installments	-	-	29,800	115,105	52,846
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	-	-	(1,103)	(415)	(1,875)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	5,414	5,075	(30,908)	(121,406)	(79,473)

(a) Acquisition of IPTAN

On April 26, 2018, the Esteves Family, one of Afya Brazil’s shareholders, contributed 100% of its ownership interest in IPTAN to Afya Brazil. IPTAN is a post-secondary education institution located in the city of São João Del Rei, in the state of Minas Gerais. It offers on-campus post-secondary undergraduate and graduate education courses in medicine and other academic subjects and disciplines. This transaction was strategic to Afya Brazil and was accounted for under IFRS 3 – Business Combinations.

Afya Brazil issued 26,523 Class A preferred shares as consideration for the 100% interest in IPTAN and 80% interest in IESVAP. These Class A preferred shares contain a conversion feature that allows for the conversion to common shares on a ratio of 1 to 17.7. The fair value of the consideration given was R$102,235.

The goodwill of R$ 17,446 includes the value of expected synergies arising from the acquisition, which is not separately recognized. None of the goodwill recognized is expected to be deductible for income taxes purposes.

At acquisition date, the fair value of trade receivables acquired equals its carrying amount.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

From the date of the acquisition, IPTAN contributed R$27,589 of net revenue and R$7,100 of income before income taxes to the Company. If the combination had taken place at the beginning of 2018, net revenue for 2018 would have been R$40,833 and income before income taxes for 2018 would have been R$12,856.

(b) Acquisition of IESVAP

On April 26, 2018, the Esteves Family, one of Afya Brazil’s shareholders, contributed 80% of its ownership interest in IESVAP to Afya Brazil. IESVAP is a post-secondary education institution located in the city of Parnaíba, in the state of Piauí. It offers on-campus post-secondary undergraduate education courses in medicine, dentistry and law. This transaction was strategic to Afya Brazil and was accounted for under IFRS 3 – Business Combinations.

Afya Brazil issued 26,523 Class A preferred shares as consideration for the 100% interest in IPTAN and 80% interest in IESVAP. These Class A preferred shares contain a conversion feature that allows for the conversion to common shares on a ratio of 1 to 17.7. The fair value of the consideration given was R$98,037.

The Company has elected to measure the non-controlling interest at the proportionate share of the acquiree’s identifiable net assets.

The goodwill of R$27,956 includes the value of expected synergies arising from the acquisition, which is not separately recognized. None of the goodwill recognized is expected to be deductible for income taxes purposes.

At acquisition date, the fair value of trade receivables acquired equals its carrying amount.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

From the date of the acquisition, IESVAP contributed R$21,789 of net revenue and R$12,433 of income before income taxes to the Company. If the combination had taken place at the beginning of 2018, net revenue for 2018 would have been R$31,308 and income before income taxes for 2018 would have been R$18,734.

(c) Acquisition of CCSI

On May 30, 2018, Afya Brazil acquired control of CCSI, through the acquisition of 60% of CCSI. CCSI is a post-secondary education institution located in the city of Itajubá, in the state of Minas Gerais. It offers on-campus post-secondary undergraduate courses in medicine. This acquisition was strategic to Afya Brazil.

The purchase consideration transferred amounted to R$39,000, comprised by R$9,200 paid in cash on the acquisition date, and R$29,800 through several monthly installments due until May 2019, which is adjusted by the IGP-M rate.

The Company has elected to measure the non-controlling interest at the proportionate share of the acquiree’s identifiable net assets.

The goodwill of R$4,664 includes the value of expected synergies arising from the acquisition, which is not separately recognized. None of the goodwill recognized is expected to be deductible for income taxes purposes.

Transaction costs of R$1,103 were expensed and are included in general and administrative expenses in the consolidated statement of income.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible asset acquired	Valuation technique
License

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

From the date of the acquisition, CCSI contributed R$19,176 of net revenue and R$2,653 of income before income taxes to the Company. CCSI did not have information available prior to the acquisition date to estimate the amounts of net revenue and income before income taxes if the combination had taken place at the beginning of 2018.

(d) Acquisition of IESP

On November 27, 2018, Afya Brazil acquired control of IESP, through the acquisition of 80.0% of IESP. IESP is a post-secondary education institution located in the city of Teresina, in the state of Piauí. It offers on-campus undergraduate medicine courses and a variety of other on-campus and distance learning post-secondary undergraduate and graduate education programs. This acquisition was strategic to Afya Brazil.

The purchase consideration transferred amounted to R$248,905, comprised by a cash consideration and deferred payments as follows: i) R$129,800 paid in cash on acquisition date ; ii) R$4,000 paid in December 2018; iii) R$8,906 paid in February 2019; and R$106,200 payable in three equal installments of R$35,400 due on November 27, 2019, November 27, 2020 and November 27, 2021, adjusted by the CDI rate.

The Company has elected to measure the non-controlling interest at the proportionate share of the acquiree’s identifiable net assets.

Transaction costs of R$415 were expensed and are included in general and administrative expenses in the consolidated statement of income.

The goodwill of R$69,808 includes the value of expected synergies arising from the acquisition, which is not separately recognized. None of the goodwill recognized is expected to be deductible for income taxes purposes.

At acquisition date, the fair value of trade receivables acquired equals its carrying amount.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

From the date of the acquisition, IESP contributed R$8,856 of net revenue and R$1,990 of income before income taxes to the Company. If the combination had taken place at the beginning of 2018, net revenue for 2018 would have been R$105,437 and income before income taxes for 2018 would have been R$38,892.

(e) Acquisition of FADEP

On December 5, 2018, Afya Brazil acquired control of FADEP, through the acquisition of 100% of RD Administração e Participação Ltda, which has a 89% interest in FADEP and Afya Brazil also acquired 11% interest in FADEP from the selling shareholder. FADEP is a post-secondary education institution located in the city of Pato Branco, in the state of Paraná. It offers on-campus post-secondary undergraduate and graduate education courses in medicine and other academic subjects and disciplines. The acquisition of FADEP represented an opportunity for Afya Brazil to achieve greater scale and to expand its operations to the southern region of Brazil.

The purchase consideration transferred amounted to R$132,972, comprised by R$80,126 paid in cash on the acquisition date; and R$ 52,846 payable in three equal installments of R$ 17,615.5 payable semiannually from the acquisition date and adjusted by the SELIC rate.

Transaction costs of R$ 1,875 were expensed and are included in general and administrative expenses in the consolidated statement of income.

The goodwill of R$ 49,661 includes the value of expected synergies arising from the acquisition, which is not separately recognized. None of the goodwill recognized is expected to be deductible for income taxes purposes.

At acquisition date, the fair value of trade receivables acquired equals its carrying amount.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With and without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

From the date of the acquisition, FADEP contributed R$4,681 of net revenue and R$2,488 of income before income taxes to the Company. If the combination had taken place at the beginning of 2018, net revenue for 2018 would have been R$36,279 and income before income taxes for 2018 would have been R$12,706.